Discontinued Operations - Summary of Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income loss from continuing and discontinued operations [line items]
Revenues	$ 1,423	$ 1,311	$ 2,910	$ 2,690
(Loss) earnings from discontinued operations, net of tax	(27)	515	(37)	32
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Revenues		1,553		3,136
Expenses	(27)	(1,022)	(37)	(2,220)
(Loss) earnings from discontinued operations before income tax	(27)	531	(37)	916
Tax expense		(16)		(884)
(Loss) earnings from discontinued operations, net of tax	$ (27)	$ 515	$ (37)	$ 32